UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	August 8, 2001

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	109273



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      362     8400 SH       SOLE                     8400
                                                               697    16195 SH       DEFINED                 16195
AOL Time Warner Inc.           COM              00184a105      644    12142 SH       SOLE                    12142
                                                              2492    47017 SH       DEFINED                 47017
Abbott Laboratories Inc.       COM              002824100       38      800 SH       SOLE                      800
                                                               611    12722 SH       DEFINED                 12722
Alltel Corp.                   COM              020039103      214     3500 SH       DEFINED                  3500
American Home Products         COM              026609107     1245    21200 SH       DEFINED                 21200
American Int'l Group Inc.      COM              026874107       83      975 SH       SOLE                      975
                                                              1701    20014 SH       DEFINED                 20014
Amgen Inc.                     COM              031162100      282     4650 SH       SOLE                     4650
                                                              1190    19605 SH       DEFINED                 19605
Anheuser Busch Co.             COM              035229103      758    18400 SH       DEFINED                 18400
Avon Products Inc.             COM              054303102      649    14030 SH       SOLE                    14030
                                                              2049    44265 SH       DEFINED                 44265
Cardinal Health Inc.           COM              14149Y108      555     8039 SH       SOLE                     8039
                                                              2225    32246 SH       DEFINED                 32246
Chevron Corp.                  COM              166751107      495     5475 SH       DEFINED                  5475
Cisco Systems Inc.             COM              17275R102       11      610 SH       SOLE                      610
                                                               236    12964 SH       DEFINED                 12964
Citigroup Inc.                 COM              172967101      935    17687 SH       SOLE                    17687
                                                              3393    64218 SH       DEFINED                 64218
Computer Sciences Corp.        COM              205363104       40     1170 SH       SOLE                     1170
                                                               538    15545 SH       DEFINED                 15545
Conoco Inc. Class A.           COM              208251306      282    10000 SH       DEFINED                 10000
EMC Corp.                      COM              268648102       16      550 SH       SOLE                      550
                                                               687    23480 SH       DEFINED                 23480
El Paso Corporation            COM              28336l109      399     7600 SH       SOLE                     7600
                                                              2352    44775 SH       DEFINED                 44775
Electronic Data Systems Corp.  COM              285661104      122     1950 SH       SOLE                     1950
                                                              1905    30480 SH       DEFINED                 30480
Enron Corp.                    COM              293561106       37      760 SH       SOLE                      760
                                                              1514    30835 SH       DEFINED                 30835
Exxon Mobil Corp.              COM              30231g102      762     8728 SH       SOLE                     8728
                                                              2901    33212 SH       DEFINED                 33212
First Data Corp.               COM              319963104       64     1000 SH       SOLE                     1000
                                                               415     6450 SH       DEFINED                  6450
General Electric Co.           COM              369604103      582    11930 SH       SOLE                    11930
                                                              6670   136823 SH       DEFINED                136823
Goldman Sachs Group            COM              38141G104      124     1450 SH       SOLE                     1450
                                                              1330    15500 SH       DEFINED                 15500
Health Management Associates   COM              421933102      564    26800 SH       SOLE                    26800
                                                              1487    70670 SH       DEFINED                 70670
Hewlett Packard Co.            COM              428236103        9      300 SH       SOLE                      300
                                                               384    13420 SH       DEFINED                 13420
Home Depot Inc.                COM              437076102      535    11500 SH       SOLE                    11500
                                                              2201    47280 SH       DEFINED                 47280
International Business Machine COM              459200101      671     5940 SH       SOLE                     5940
                                                              2726    24127 SH       DEFINED                 24127
J. P. Morgan Chase & Co.       COM              46625h100      217     4865 SH       DEFINED                  4865
Johnson & Johnson              COM              478160104      152     3050 SH       SOLE                     3050
                                                              1792    35850 SH       DEFINED                 35850
MBNA Corp.                     COM              55262L100      159     4822 SH       SOLE                     4822
                                                              2501    75774 SH       DEFINED                 75774
Marsh & McLennan Cos.          COM              571748102      561     5550 SH       SOLE                     5550
                                                              2679    26525 SH       DEFINED                 26525
Medtronic Inc.                 COM              585055106      416     9040 SH       SOLE                     9040
                                                              1234    26825 SH       DEFINED                 26825
Merck & Co.                    COM              589331107      405     6330 SH       SOLE                     6330
                                                              2508    39235 SH       DEFINED                 39235
Merrill Lynch & Co.            COM              590188108      520     8780 SH       SOLE                     8780
                                                              1389    23445 SH       DEFINED                 23445
Minnesota Mining & Mfg         COM              604059105      491     4300 SH       SOLE                     4300
                                                              1850    16215 SH       DEFINED                 16215
Northern Trust Corp.           COM              665859104      473     7570 SH       SOLE                     7570
                                                              1258    20135 SH       DEFINED                 20135
Omnicom Group Inc.             COM              681919106       60      700 SH       SOLE                      700
                                                              1441    16760 SH       DEFINED                 16760
Oracle Corp.                   COM              68389x105      100     5270 SH       SOLE                     5270
                                                              1075    56570 SH       DEFINED                 56570
Pepsico, Inc.                  COM              713448108      615    13905 SH       SOLE                    13905
                                                              2347    53100 SH       DEFINED                 53100
Pfizer Inc.                    COM              717081103      449    11200 SH       SOLE                    11200
                                                              2467    61589 SH       DEFINED                 61589
Procter & Gamble Co.           COM              742718109       45      700 SH       SOLE                      700
                                                               852    13350 SH       DEFINED                 13350
SBC Communications Inc.        COM              78387G103      502    12540 SH       DEFINED                 12540
Safeway Inc.                   COM              786514208      116     2410 SH       SOLE                     2410
                                                              2157    44940 SH       DEFINED                 44940
Schlumberger Ltd.              COM              806857108       74     1410 SH       SOLE                     1410
                                                              1380    26205 SH       DEFINED                 26205
Solectron Corp.                COM              834182107       46     2520 SH       SOLE                     2520
                                                               503    27460 SH       DEFINED                 27460
State Street Boston Corp.      COM              857477103      178     3600 SH       SOLE                     3600
                                                              2564    51810 SH       DEFINED                 51810
Sun Microsystems               COM              866810104       54     3425 SH       SOLE                     3425
                                                              1114    70890 SH       DEFINED                 70890
Target Corp.                   COM              87612e106      419    12100 SH       SOLE                    12100
                                                               913    26380 SH       DEFINED                 26380
Tennant Co.                    COM              880345103     4196   104894 SH       DEFINED                104894
Texas Instruments Inc.         COM              882508104       64     2000 SH       SOLE                     2000
                                                               851    26685 SH       DEFINED                 26685
Tyco International Ltd.        COM              902124106      646    11850 SH       SOLE                    11850
                                                              2543    46645 SH       DEFINED                 46645
United Parcel Service          COM              911312106      535     9250 SH       SOLE                     9250
                                                              2204    38130 SH       DEFINED                 38130
Verizon Communications         COM              92343v104      232     4334 SH       DEFINED                  4334
Viacom Inc.                    COM              925524308      238     4602 SH       DEFINED                  4602
Walgreen Co.                   COM              931422109      613    17775 SH       SOLE                    17775
                                                              4523   131250 SH       DEFINED                131250
Walt Disney Co.                COM              254687106       19      660 SH       SOLE                      660
                                                               375    12970 SH       DEFINED                 12970
Wells Fargo Bank               COM              949746101      899    19366 SH       DEFINED                 19366
Worldcom Inc.                  COM              98157d106       99     6960 SH       SOLE                     6960
                                                               889    62575 SH       DEFINED                 62575
Wrigley Wm Jr. Co.             COM              982526105      347     7408 SH       DEFINED                  7408
Xcel Energy Inc.               COM              98389b100       31     1085 SH       SOLE                     1085
                                                               825    29010 SH       DEFINED                 29010
St. Mary Ld & Expl Co.                          792228108      888    38000 SH       DEFINED                 38000
Butler Manufacturing Co.                        123655102        0    10378 SH       DEFINED                 10378